RELATED PARTY TRANSACTIONS (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Interest charged on amounts due to related parties	$ 1,100	$ 1,158	$ 275
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 13)	12,000	12,000	12,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 13)	15,081	19,272	13,901
Total expenses	$ 58,181	$ 62,430	$ 56,176